Schedule of Investments (unaudited)
November 30, 2024
iShares® Frontier and Select EM ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Bangladesh — 0.0%
Bangladesh Export Import Co. Ltd.(a)	2,959,759	$—
Nigeria — 0.0%
Afriland Properties PLC(b)	8,020	10
Total Long-Term Investments — 0.0% (Cost: $1,598,655)		10
Short-Term Securities
Money Market Funds — 100.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	194,590,000	194,590,000
Total Short-Term Securities — 100.0% (Cost: $194,590,000)		194,590,000
Total Investments — 100.0% (Cost: $196,188,655)		194,590,010
Liabilities in Excess of Other Assets — (0.0)%		(19,593)
Net Assets — 100.0%		$194,570,417

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$212,570,000	$—	$(17,980,000)(a)	$—	$—	$194,590,000	194,590,000	$2,504,429	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EGP	284,000,000	USD	5,163,636	Bank of America N.A.	01/27/25	$396,802
USD	4,939,130	EGP	284,000,000	Citibank N.A.	01/27/25	(621,308)
						$(224,506)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Frontier and Select EM ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$10	$—	$10
Short-Term Securities
Money Market Funds	194,590,000	—	—	194,590,000
	$194,590,000	$10	$—	$194,590,010
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$396,802	$—	$396,802
Liabilities
Foreign Currency Exchange Contracts	—	(621,308)	—	(621,308)
	$—	$(224,506)	$—	$(224,506)

(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common Stocks
Assets:
Opening balance, as of August 31, 2024	$4,118,743
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(3,869,519)
Net change in unrealized appreciation (depreciation)(a)	1,892,697
Purchases	—
Sales	(2,141,921)
Closing balance, as of November 30, 2024	$—
Net change in unrealized appreciation (depreciation) on investment still held at November 30, 2024(a)	$ (1,205,782)
(a) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at
November 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation
EGP	Egyptian Pound
USD	United States Dollar